LOANS RECEIVABLE, NET - Loans receivable (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
LOANS RECEIVABLE, NET.
Loans receivable	¥ 13,652,723	¥ 8,010,081
Less allowance for loan losses	(948,893)	(421,767)	¥ (351,639)	¥ (25,895)
Loans receivable, net	12,703,830	7,588,314
Accrued interest receivable	86,144	87,278
Net of allowance for loans receivable	¥ 5,987	¥ 3,200